Inventory - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Inventories recognized as expense	$ 677.5	$ 689.3
Inventory write downs	$ 3.7	$ 30.6